Alliance Municipal Trust -Massachusetts Portfolio

ALLIANCE CAPITAL <LOGO>




Semi-Annual Report
December 31, 2002
(unaudited)




STATEMENT OF NET ASSETS                              Alliance Municipal Trust -
December 31, 2002 (unaudited)                           Massachusetts Portfolio
_______________________________________________________________________________

 Principal
  Amount
  (000)     Security(a)                             Yield               Value
-------------------------------------------------------------------------------
            MUNICIPAL BONDS-72.3%
            MASSACHUSETTS-65.9%
            Chelmsford GO BAN
            Series 02
    $4,000  4/24/03                                  1.49%         $4,015,271
            Hatfield BAN
            Series 03
     4,000  8/01/03                                  1.64           4,013,874
            Massachusetts Development
            Finance Agency
            (Assumption College)
            Series 02C
     4,155  3/01/32(b)                               1.55           4,155,000
            Massachusetts Development
            Finance Agency
            (Belmont Day School)
            Series 01
     4,000  7/01/31(b)                               1.55           4,000,000
            Massachusetts Development
            Finance Agency
            (Edgewood Retirement Community)
            Series 00B
     1,200  5/15/37(b)                               1.65           1,200,000
            Massachusetts Development
            Finance Agency
            (Elderhostel, Inc. Project)
            Series 00
     1,000  8/01/30(b)                               1.55           1,000,000
            Massachusetts Development
            Finance Agency
            (Governor Dummer Academy)
            Series 96
     2,000  7/01/26(b)                               1.55           2,000,000
            Massachusetts Development
            Finance Agency
            (ICC Realty Project)
            Series 97 AMT
     1,400  12/01/16(b)                              1.70           1,400,000
            Massachusetts Development
            Finance Agency
            (Lenox Library)
            Series 02
    $1,970  7/01/22(b)                               1.60%         $1,970,000
            Massachusetts Development
            Finance Agency
            (New Bedford Whaling Museum)
            Series 99
     1,600  9/01/29(b)                               1.55           1,600,000
            Massachusetts Development
            Finance Agency
            (Waste Management, Inc.)
            Series 99 AMT
     2,000  7/01/29(b)                               1.65           2,000,000
            Massachusetts Development
            Finance Agency
            (Whalers Cove Project)
            Series 01A AMT
     2,750  9/01/34(b)                               1.60           2,750,000
            Massachusetts Development
            Finance Agency IDR
            (925 Realty Trust LLC)
            Series 01 AMT
     2,400  2/01/20(b)                               1.55           2,400,000
            Massachusetts Health &
            Educational Facilities
            (Harvard University)
            Series 89L
       500  1/01/24(b)                               1.40             500,000
            Massachusetts Health &
            Educational Facilities
            (New England Carpenters)
            Series 01B
     2,950  1/01/31(b)                               1.55           2,950,000
            Massachusetts Health &
            Educational Facilities
            (Sherrill House, Inc.)
            Series 02A-1
     1,200  1/01/32(b)                               1.60           1,200,000
            Massachusetts Housing Finance Agency
            (Single Family Housing)
            Series 02K AMT
     2,500  3/12/03                                  1.35           2,500,000


         1


STATEMENT OF NET ASSETS                              Alliance Municipal Trust -
continued)                                              Massachusetts Portfolio
_______________________________________________________________________________


 Principal
  Amount
  (000)     Security(a)                             Yield               Value
-------------------------------------------------------------------------------
            Massachusetts IFA
            (ADP, Inc. Project)
            Series 97
    $1,000  12/01/19(b)                              1.90%         $1,000,000
            Massachusetts IFA
            (Buckingham Browne)
     1,000  5/01/27(b)                               1.50           1,000,000
            Massachusetts IFA
            (Mount Ida College Project)
            Series 97
     1,340  12/01/27(b)                              1.55           1,340,000
            Massachusetts IFA
            (Tamasi Family Issue)
            Series 98 AMT
       600  5/01/13(b)                               1.60             600,000
            Massachusetts IFA IDR
            (Techprint, Inc.)
            Series 97 AMT
       782  6/01/17(b)                               1.70             782,000
            Massachusetts Municipal Wholesale
            Electric Co.
            (Stony Brook)
            Series 01A MBIA
     1,300  7/01/03                                  1.40           1,322,877
            Massachusetts Water Resources
            Authority
            Series 02D
     2,000  8/01/17(b)                               1.70           2,000,000
            Weymouth GO
            Series 02 FGIC
     1,170  9/15/03                                  1.58           1,181,508
                                                                  -----------
                                                                   48,880,530
                                                                  -----------

            MISSISSIPPI-1.3%
            Mississippi Business
            Finance Corp. IDR
            (Jimmy Sanders, Inc. Project)
            Series 97
       950  6/01/07(b)                               1.80             950,000
                                                                  -----------

            NEVADA-1.0%
            Director of Business & Industry PCR
            (Barrick Goldstrike Mines)
            Series 99 AMT
       750  6/01/29(b)                               1.65             750,000
                                                                  -----------

            PUERTO RICO-4.1%
            Puerto Rico Commonwealth TRAN
            Series 02
     3,000  7/30/03                                  1.48           3,017,368
                                                                  -----------

            Total Municipal Bonds
            (amortized cost $53,597,898)                           53,597,898
                                                                  -----------

            COMMERCIAL PAPER-26.9%
            FLORIDA-2.7%
            Miami Dade Florida Aviation
            (Miami International Airport)
            Series B
     2,000  2/11/03                                  1.30           2,000,000
                                                                  -----------

            KENTUCKY-4.0%
            Pendleton County
            (Kentucky Association of
            County Leasing)
     3,000  1/09/03                                  1.65           3,000,000
                                                                  -----------

            MASSACHUSETTS-16.9%
            Massachusetts Health &
            Educational Facilities
            (Harvard University)
     3,000  1/15/03                                  1.20           3,000,000
            Massachusetts Health &
            Educational Facilities
            (Harvard University)
     3,000  1/15/03                                  1.30           3,000,000
            Massachusetts Water Resources
            Authority
     3,500  1/16/03                                  1.33           3,500,000
            Massachusetts Water Resources
            Authority
            Series 94
     3,000  1/15/03                                  1.65           3,000,000
                                                                  -----------
                                                                   12,500,000
                                                                  -----------

            MINNESOTA-1.4%
            St. Paul Metropolitan Airport TRAN
            (Sub Revenue Notes)
            Series A AMT
     1,000  2/13/03                                  1.25           1,000,000
                                                                  -----------


         2


                                                     Alliance Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


 Principal
  Amount
  (000)     Security(a)                             Yield               Value
-------------------------------------------------------------------------------
            WASHINGTON-1.9%
            Port of Seattle
            (Sub Lien Revenue Note)
            Series 01B-2 AMT
    $1,430  2/03/03                                  1.25%         $1,430,000
                                                                  -----------
            Total Commercial Paper
            (amortized cost $19,930,000)                           19,930,000
                                                                  -----------

            TOTAL INVESTMENTS-99.2%
            (amortized cost $73,527,898)                          $73,527,898
            Other assets less liabilities-0.8%                        627,138
                                                                  -----------

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            74,155,036 shares outstanding)                        $74,155,036
                                                                  -----------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

  Glossary of Terms:

  AMT  - Alternative Minimum Tax
  BAN  - Bond Anticipation Note
  FGIC - Financial Guaranty Insurance Company
  GO   - General Obligation
  IDR  - Industrial Development Revenue
  IFA  - Industrial Finance Authority
  MBIA - Municipal Bond Investors Assurance.
  PCR  - Pollution Control Revenue
  TRAN - Tax & Revenue Anticipation Note

  See notes to financial statements.


3


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2002                  Alliance Municipal Trust -
(unaudited)                                             Massachusetts Portfolio
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                          $ 604,976

EXPENSES
  Advisory fee (Note B)                                  $ 214,006
  Distribution assistance and
  administrative service (Note C)                          220,599
  Custodian fees                                            38,602
  Transfer agency (Note B)                                  15,625
  Audit and legal fees                                      15,379
  Printing                                                  10,448
  Trustees' fees                                               990
  Miscellaneous                                              2,892
                                                         ---------
  Total expenses                                           518,541
  Less: expense reimbursement (Note B)                     (90,529)
                                                         ---------
  Net expenses                                                        428,012
                                                                    ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 176,964
                                                                    ---------
_______________________________________________________________________________


STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________


                                              Six Months Ended
                                              December 31, 2002    Year Ended
                                                 (unaudited)      June 30, 2002
                                             -------------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                           $   176,964     $   898,623

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                              (176,964)       (898,623)
                                                  ------------    ------------

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net decrease (Note E)                           (14,327,643)    (30,115,179)
  Total decrease                                  (14,327,643)    (30,115,179)

NET ASSETS
  Beginning of period                              88,482,679      118,597,858
                                                  ------------    ------------
  End of period                                   $74,155,036      $88,482,679
                                                  ------------    ------------


See notes to financial statements.


4


NOTES TO FINANCIAL STATEMENTS                       Alliance Municipal Trust -
December 31, 2002 (unaudited)                          Massachusetts Portfolio
_______________________________________________________________________________


NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"), Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.


NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses(excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2002, the reimbursement amounted to $90,529.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2002.


5


NOTES TO FINANCIAL STATEMENTS                       Alliance Municipal Trust -
(continued)                                            Massachusetts Portfolio
_______________________________________________________________________________


NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotionalactivities. For the six months ended December 31, 2002, the distribution fee amounted to $107,003. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $113,596, a portion of which was paid to the Adviser.


NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.


NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2002, capital paid-in aggregated $74,155,036. Transactions, all at $1.00 per share, were as follows:


                                          Six Months Ended
                                         December 31, 2002        Year Ended
                                            (unaudited)          June 30, 2002
                                         -----------------      ---------------
Shares sold                                  74,929,690           262,915,389
Shares issued on reinvestments
  of dividends                                  176,964               898,623
Shares redeemed                             (89,434,297)         (293,929,191)
                                         -----------------      ---------------
Net decrease                                (14,327,643)          (30,115,179)
                                         -----------------      ---------------


6


FINANCIAL HIGHLIGHTS         Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                           Six Months
                                             Ended
                                           December 31,                       Year Ended June 30,
                                               2002     ---------------------------------------------------------------
                                           (unaudited)      2002         2001         2000         1999         1998
                                           -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                       .002         .008         .027         .027         .023         .028

Less: Dividends
Dividends from net
  investment income                            (.002)       (.008)       (.027)       (.027)       (.023)       (.028)
Net asset value,
 end of period                                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Total Return
Total investment return based on
net asset value (b)                              .21%         .75%        2.73%        2.73%        2.31%        2.83%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $74,155      $88,483     $118,598      $82,813      $50,480      $27,832
Ratio to average net assets of:
  Expenses, net of waivers and
reimbursements                                  1.00%(c)     1.00%        1.00%        1.00%        1.00%         .85%
  Expenses, before waivers and
    reimbursements                              1.21%(c)     1.14%        1.09%        1.18%        1.47%        1.37%
  Net investment income (a)                      .41%(c)      .80%        2.65%        2.75%        2.26%        2.80%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.


7


                             Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________


Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS
John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.


8


Alliance Municipal Trust - Massachusetts Portfolio
1345 Avenue of the Americas, New York, NY10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
Option1 Option2

Fund Code 1 5 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

R These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTMASR1202